PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
T. Rowe Price
Equity Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.0%
Communication Services: 3.2%
13,535
AT&T, Inc.
$ 382,770
0.1
45,860  Comcast Corp. - Class
A
1,692,234
0.6
131,215
News Corp. - Class A
3,571,672
1.2
17,729  Verizon
Communications, Inc.
804,188
0.3
27,962
Walt Disney Co.
2,759,849
1.0
9,210,713
3.2
Consumer Discretionary: 2.3%
10,688
Dollar General Corp.
939,796
0.3
1,800
Home Depot, Inc.
659,682
0.2
21,229
(1)
Kohl's Corp.
173,653
0.1
69,081  Las Vegas Sands
Corp.
2,668,599
0.9
66,532
(2)
Mattel, Inc.
1,292,716
0.4
8,281
TJX Cos., Inc.
1,008,626
0.4
6,743,072
2.3
Consumer Staples: 8.9%
28,576
Colgate-Palmolive Co.
2,677,571
0.9
58,332
Conagra Brands, Inc.
1,555,714
0.5
221,000
Kenvue, Inc.
5,299,580
1.9
7,408
Keurig Dr Pepper, Inc.
253,502
0.1
36,693
Kimberly-Clark Corp.
5,218,479
1.8
32,315  Philip Morris
International, Inc.
5,129,360
1.8
37,756  Tyson Foods, Inc.
- Class A
2,409,210
0.8
34,092
Walmart, Inc.
2,992,937
1.1
25,536,353
8.9
Energy: 10.0%
5,458
Baker Hughes Co.
239,879
0.1
9,858  Chesapeake Energy
Corp.
1,097,393
0.4
887
Chevron Corp.
148,386
0.1
34,124
ConocoPhillips
3,583,702
1.2
9,725
Enbridge, Inc.
430,915
0.2
9,533
EOG Resources, Inc.
1,222,512
0.4
39,021
EQT Corp.
2,084,892
0.7
41,245
Exxon Mobil Corp.
4,905,268
1.7
5,594
Hess Corp.
893,530
0.3
5,400
Phillips 66
666,792
0.2
47,480
Schlumberger NV
1,984,664
0.7
7,257
South Bow Corp.
185,199
0.1
47,446
(1)
South Bow Corp.
(CAD)
1,211,991
0.4
31,734
Suncor Energy, Inc.
1,228,740
0.4
29,383
(1)
TC Energy Corp.
1,387,171
0.5
84,298
TotalEnergies SE
5,431,588
1.9
32,790
Williams Cos., Inc.
1,959,530
0.7
28,662,152
10.0
Financials: 22.9%
55,254  American International
Group, Inc.
4,803,783
1.7
6,120  Apollo Global
Management, Inc.
838,073
0.3
67,648
Bank of America Corp.
2,822,951
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
67,623
Charles Schwab Corp.
$ 5,293,528
1.8
18,380
Chubb Ltd.
5,550,576
1.9
61,311
Citigroup, Inc.
4,352,468
1.5
89,723  Equitable Holdings,
Inc.
4,673,671
1.6
65,042
Fifth Third Bancorp
2,549,646
0.9
15,658
(2)
Fiserv, Inc.
3,457,756
1.2
34,921  Hartford Financial
Services Group, Inc.
4,320,775
1.5
220,150  Huntington
Bancshares, Inc.
3,304,452
1.1
19,371  JPMorgan Chase &
Co.
4,751,706
1.7
34,562
Loews Corp.
3,176,593
1.1
79,062
MetLife, Inc.
6,347,888
2.2
5,347
Morgan Stanley
623,835
0.2
6,833
State Street Corp.
611,759
0.2
51,617
US Bancorp
2,179,270
0.8
86,501
Wells Fargo & Co.
6,209,907
2.2
65,868,637
22.9
Health Care: 16.1%
3,248
AbbVie, Inc.
680,521
0.2
25,997  AstraZeneca PLC,
ADR
1,910,780
0.7
21,706  Becton Dickinson and
Co.
4,971,976
1.7
5,635
(2)
Biogen, Inc.
771,093
0.3
21,151  Bristol-Myers Squibb
Co.
1,289,999
0.4
3,596
Cardinal Health, Inc.
495,421
0.2
6,520
(2)
Centene Corp.
395,829
0.1
9,295
Cigna Group
3,058,055
1.1
53,913
CVS Health Corp.
3,652,606
1.3
13,656
Elevance Health, Inc.
5,939,814
2.1
4,572  GE HealthCare
Technologies, Inc.
369,006
0.1
1,435
Humana, Inc.
379,701
0.1
12,719
Johnson & Johnson
2,109,319
0.7
33,089
Medtronic PLC
2,973,378
1.0
7,309
Merck & Co., Inc.
656,056
0.2
50,069
Pfizer, Inc.
1,268,748
0.4
25,247
Sanofi
2,795,404
1.0
13,533
Sanofi, ADR
750,540
0.3
2,962  Thermo Fisher
Scientific, Inc.
1,473,891
0.5
7,085  UnitedHealth Group,
Inc.
3,710,769
1.3
217,500
Viatris, Inc.
1,894,425
0.7
42,457  Zimmer Biomet
Holdings, Inc.
4,805,283
1.7
46,352,614
16.1
Industrials: 13.2%
6,944
3M Co.
1,019,796
0.4
10,849
AGCO Corp.
1,004,292
0.3
18,848
(2)
Boeing Co.
3,214,526
1.1
71,712
CSX Corp.
2,110,484
0.7
5,340
Cummins, Inc.
1,673,770
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,167  Ferguson Enterprises,
Inc.
$ 988,138
0.3
18,145
Fortive Corp.
1,327,851
0.5
3,144
GE Vernova, Inc.
959,800
0.3
24,995
General Electric Co.
5,002,749
1.7
22,660  L3Harris Technologies,
Inc.
4,742,965
1.7
6,855
Norfolk Southern Corp.
1,623,607
0.6
5,185  Rockwell Automation,
Inc.
1,339,700
0.5
16,455
Siemens AG, Reg
3,800,233
1.3
91,708
Southwest Airlines Co.
3,079,555
1.1
45,993  Stanley Black &
Decker, Inc.
3,535,942
1.2
22,801  United Parcel Service,
Inc. - Class B
2,507,882
0.9
37,931,290
13.2
Information Technology: 8.3%
7,940  Accenture PLC - Class
A
2,477,597
0.9
3,241
(2)
Adobe, Inc.
1,243,021
0.4
8,800
(2)
Advanced Micro
Devices, Inc.
904,112
0.3
10,390
Applied Materials, Inc.
1,507,797
0.5
7,666
Cisco Systems, Inc.
473,069
0.2
43,423
Intel Corp.
986,136
0.3
9,080
Microsoft Corp.
3,408,541
1.2
34,876
Qualcomm, Inc.
5,357,302
1.9
1,716
Salesforce, Inc.
460,506
0.1
55,942  Samsung Electronics
Co. Ltd.
2,217,847
0.8
16,377
TE Connectivity PLC
2,314,398
0.8
14,624
Texas Instruments, Inc.
2,627,933
0.9
23,978,259
8.3
Materials: 3.1%
46,943  CF Industries
Holdings, Inc.
3,668,596
1.3
78,544
International Paper Co.
4,190,322
1.5
12,000  West Fraser Timber
Co. Ltd.
923,280
0.3
8,782,198
3.1
Real Estate: 4.1%
61,259
Equity Residential
4,384,919
1.5
60,178
Rayonier, Inc.
1,677,763
0.6
38,701  Rexford Industrial
Realty, Inc.
1,515,144
0.6
1,033
Vornado Realty Trust
38,211
0.0
139,836
Weyerhaeuser Co.
4,094,398
1.4
11,710,435
4.1
Utilities: 5.9%
37,140
Ameren Corp.
3,728,856
1.3
784
Atmos Energy Corp.
121,191
0.0
44,067
Dominion Energy, Inc.
2,470,837
0.9
29,302
NextEra Energy, Inc.
2,077,219
0.7
5,927
NiSource, Inc.
237,613
0.1
9,511
PG&E Corp.
163,399
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
30,797
Sempra Energy
$ 2,197,674
0.8
64,028
Southern Co.
5,887,374
2.0
16,884,163
5.9
Total Common Stock
(Cost $218,865,368)
281,659,886
98.0
PREFERRED STOCK: 1.2%
Consumer Discretionary: 0.6%
6,084
(3)
Dr Ing hc F Porsche
AG
304,705
0.1
12,805
Volkswagen AG
1,306,603
0.5
1,611,308
0.6
Industrials: 0.4%
21,266
Boeing Co.
1,256,927
0.4
Utilities: 0.2%
14,210
NextEra Energy, Inc.
577,353
0.2
Total Preferred Stock
(Cost $4,102,584)
3,445,588
1.2
Total Long-Term
Investments
(Cost $222,967,952)
285,105,474
99.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.3%
Repurchase Agreements: 1.0%
1,000,000
(4)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,000,122,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,020,126, due
04/15/25-02/15/55)
1,000,000
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(4)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $1,000,122,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,018,647, due
04/15/26-02/15/53)
$ 1,000,000
0.4
907,825
(4)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $907,934,
collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$925,982, due
10/31/28)
907,825
0.3
Total Repurchase
Agreements
(Cost $2,907,825)
2,907,825
1.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.3%
814,814
(5)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $814,814) $ 814,814 0.3
Total Short-Term
Investments
(Cost $3,722,639)
3,722,639
1.3
Total Investments in
Securities
(Cost $226,690,591) $ 288,828,113 100.5
Liabilities in Excess
of Other Assets (1,543,466) (0.5)
Net Assets $ 287,284,647 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 9,210,713 $ — $ — $ 9,210,713
Consumer Discretionary 6,743,072 — — 6,743,072
Consumer Staples 25,536,353 — — 25,536,353
Energy 23,230,564 5,431,588 — 28,662,152
Financials 65,868,637 — — 65,868,637
Health Care 43,557,210 2,795,404 — 46,352,614
Industrials 34,131,057 3,800,233 — 37,931,290
Information Technology 21,760,412 2,217,847 — 23,978,259
Materials 8,782,198 — — 8,782,198
Real Estate 11,710,435 — — 11,710,435
Utilities 16,884,163 — — 16,884,163
Total Common Stock 267,414,814 14,245,072 — 281,659,886
Preferred Stock — 3,445,588 — 3,445,588
Short-Term Investments 814,814 2,907,825 — 3,722,639
Total Investments, at fair value $ 268,229,628 $ 20,598,485 $ — $ 288,828,113
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 72,083,454
Gross Unrealized Depreciation (9,945,932)
Net Unrealized Appreciation $ 62,137,522